Segment Information - Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue	€ 6,764	€ 5,259	€ 4,090
Cost of revenue	5,042	3,906	3,241
Gross (loss)/profit	1,722	1,353	849
Premium
Disclosure Of Operating Segments [Line Items]
Revenue	6,086	4,717	3,674
Cost of revenue	4,465	3,461	2,868
Gross (loss)/profit	1,621	1,256	806
Ad-Supported
Disclosure Of Operating Segments [Line Items]
Revenue	678	542	416
Cost of revenue	577	445	373
Gross (loss)/profit	€ 101	€ 97	€ 43